SVP Common Stock Fund (Prospectus Summary) | SVP Common Stock Fund
Sentinel Variable Products Common Stock Fund
Investment Objective
The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SVP Common Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SVP Common Stock Fund
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.69%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SVP Common Stock Fund	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in common stocks. The
Fund invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, many of which have historically paid regular dividends. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars. Under normal circumstances, the Fund invests predominantly in common stocks of U.S. companies.

Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio managers believe is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. A security may also be sold to meet redemptions.
Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

  o  General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political and/or social instability in a particular foreign country or region.

  o  Investment Style Risk. The Fund uses a "blend" strategy to invest in both growth and value stocks, and/or in stocks with characteristics of both.
     This strategy may be out of favor at any particular time. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

  o  Sector Risk. Investments in a particular sector may trail returns  from other economic sectors.

  o  Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Standard & Poor's 500 Index . The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
How the Fund performed in the past is not necessarily an indication of how the
Fund will perform in the future. For a description of the Standard & Poor's 500
Index, please see "Index Descriptions" on page 33 of the Prospectus.
The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Annual Total Return (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 18.28% (quarter ended June 30, 2003) and the lowest return for a quarter was -20.36% (quarter ended December 31, 2008).
Average Annual Total Return (%) For the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SVP Common Stock Fund	SVP Common Stock Fund	2.10%	2.19%	5.20%
SVP Common Stock Fund Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%